BORROWINGS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BORROWINGS
NOTE 10. BORROWINGS

December 31		2022		2021
		Amount	Average Rate	Amount	Average Rate
Current portion of long-term borrowings
Senior notes issued by GE		$464	0.98%	$1,242	1.38%
Senior and subordinated notes assumed by GE		1,973	1.50	1,645	2.05
Senior notes issued by GE Capital		1,188	1.54	1,370	0.63
Other		115		76
Total short-term borrowings		$3,739		$4,333

	Maturities	Amount	Average Rate	Amount	Average Rate
Senior notes issued by GE	2024-2050	$4,724	2.62%	$5,373	2.87%
Senior and subordinated notes assumed by GE	2024-2054	8,406	4.71	11,306	3.73
Senior notes issued by GE Capital	2024-2042	6,289	3.95	13,274	4.26
Other		901		827
Total long-term borrowings		$20,320		$30,781
Total borrowings		$24,059		$35,114

The Company has provided a full and unconditional guarantee on the payment of the principal and interest on all senior and subordinated outstanding long-term debt securities issued by subsidiaries of GE Capital, our former financial services business. This guarantee applied to $5,258 million and $13,719 million of senior notes and other debt issued by GE Capital at December 31, 2022 and 2021, respectively.
In the fourth quarter of 2022, GE HealthCare issued a total of $8,250 million in aggregate principal amount of senior unsecured debt. GE used the majority of the proceeds to complete a debt tender to repurchase a total of $7,234 million of debt, comprising $6,106 million of GE Capital issued debt with maturities ranging from 2032 through 2035, and $1,128 million of GE assumed debt due 2032. See Note 22 for further information about borrowings and associated interest rate swaps.

Long-term debt maturities over the next five years follow.

	2023		2024	2025	2026	2027
Debt issued by GE	$464		$195	$863	$45	$717
Debt assumed by GE	1,973		512	237	1,136	222
Debt issued by GE Capital	1,188	(a)	112	694	149	624
(a)Fixed and floating rate notes of $363 million contain put options with exercise dates in 2023, which have final maturity beyond 2034.
The total interest payments on consolidated borrowings are estimated to be $875 million, $804 million, $772 million, $706 million and $655 million for 2023, 2024, 2025, 2026 and 2027, respectively.